Accounts Receivable, Net	12 Months Ended
Aug. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of August 31,
	2025	2024
Accounts receivable, net	$31,731	$35,395

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for current expected credit losses, based on the invoice date is as follows:

	As of August 31,
	2025	2024
Within 30 days	$31,731	$35,395
Balance at end of the year	$31,731	$35,395

No provision of credit losses were recognized for the years ended August 31, 2025, 2024 and 2023.